PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 - Property And Equipment

Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Office equipment	$18,000	$-
Accumulated depreciation	(3,000)	-
Carrying value	$15,000	$-

Depreciation expense was $3,000 for the years ended December 31, 2012, with no depreciation expense for the year ended December 31, 2011.